Significant Accounting Policies (Schedule Of Weighted Average Assumptions Used To Calculate Fair Value Of Company's Stock Options) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employees Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	0.46%	0.99%	1.23%
Dividend yields	0.00%	0.00%	0.00%
Expected volatility	47.00%	47.00%	38.00%
Weighted average expected term from grant date (in years)	3 years 8 months 1 day	3 years 9 months 15 days	3 years 5 months 9 days
Employees Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate			0.29%
Dividend yields			0.00%
Expected volatility			36.00%
Weighted average expected term from grant date (in years)			9 months